Bonds and securities at amortized (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Brazilian government securities	R$ 80,031,435	R$ 98,672,122
Corporate debt securities	99,369,181	85,334,763
Balance on	179,400,616	184,006,885
At cost [member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	79,521,578	91,884,693
Corporate debt securities	99,297,697	87,739,201
Balance on	178,819,275	179,623,894
Gross Unrealized Gains [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	3,703,783	6,795,851
Corporate debt securities	992,753	291,387
Balance on	4,696,536	7,087,238
Gross Unrealized Losses [Member]
IfrsStatementLineItems [Line Items]
Brazilian government securities	(3,193,926)	(8,422)
Corporate debt securities	(921,269)	(2,695,825)
Balance on	R$ (4,115,195)	R$ (2,704,247)